U.S. SECURITIES AND EXCHANGE COMMISSION

	Washington DC 20549

	FORM 24F-2

	Annual Filing under Rule 24f-2
	of the Investment Company Act of 1940



1. 	Name and address of issuer:
			Hartford Administrative Services Co.
			500 Bielenberg Drive
			Woodbury, MN  55125

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
			Hartford Mutual Funds II Inc.


3.	Investment Company Act File Number:	811-00558
	CIK #:	0000049905
	Securities Act File Number:		2-11387

4(a).	Last day of fiscal year for which this notice is filed:
	October 31, 2005

4(b). ___	Check box if this Form is being filed late (i.e., more
than 90 days after the end of the issuer's fiscal year).

4(c).___	Check box if this is the last time the issuer will be
filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
				$1,036,070,352

(ii) Aggregate price of securities redeemed or repurchased
during the fiscal year:
				 ($491,264,935)

(iii) Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce
registration fees payable to the Commission:
				($74,680,498)

(iv) Total available redemption credits (add items 5(ii) and 5(iii):

				($565,945,433)


(v) Net sales--if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]

				($470,124,919)


(vi) Redemption credits available for use in future years,
if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):
					$0

(vii) Multiplier for determining registration fee (see instruction C.8):
					X  $0.000107

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii]
(enter "0" if no fee is due):

					$50,303.37

6. Interest due -- if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see Instruction
D):
					$0

7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

					$50,303.37

8.	Date the registration fee and any interest payment was sent
to the Commission's lockbox depository:

	Account Number:
	Method of Delivery: Wire transfer


SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By: (Signature and Title)


/s/ Tamara L. Fagely

Tamara L. Fagely, Vice President


Date: 	January 27, 2006

??